Segmented Information - Schedule of Operating Segments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Salobo and Sudbury [member] | Vale [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator	47.00%	45.00%
Antamina and Yauliyacu [member] | Glencore plc [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator	12.00%	15.00%
Penasquito [member] | Goldcorp Corp [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator		10.00%
Constancia and 777 [member] | Hudbay Minerals Inc. [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator	11.00%	10.00%
Gold interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%
Silver interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%
Silver interests [member] | Veladero and Lagunas Norte and Pierina [member]
Disclosure of operating segments [line items]
Agreement Expiration Date		March 31, 2018